RELATED PARTIES TRANSACTIONS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction Payment	$ 19
Related Party Transaction Back Office Service Cost	1,700
Related Party Transaction, Expenses from Transactions with Related Party	2,600	$ 1,100	$ 900
Professional Fees		200	900
Due to Related Parties, Current	2,700	400
Due from Related Parties, Current	3,200
Hardware And Software [Member]
Related Party Transaction, Purchases from Related Party	$ 1,100	$ 200	$ 300